BALANCES AND TRANSACTIONS WITH OFFICERS AND CERTAIN SHAREHOLDERS (Schedule of Benefits to Directors) (Details) - Director [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Director	Dec. 31, 2024 USD ($) Director	Dec. 31, 2023 USD ($) Director
Disclosure of transactions between related parties [line items]
Compensation to directors not employed by the Company or on its behalf	$ 201	$ 260	$ 246
Share-based compensation to directors not employed by the Company or on its behalf	11	38	64
Total	$ 212	$ 298	$ 310
Number of directors that received the above compensation by the Company | Director	6	6	6